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Justin W. Chairman

+1 215.963.5061

justin.chairman@morganlewis.com

November 1, 2019

Via EDGAR

Kathleen Krebs

Special Counsel

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             MediaCo Holding Inc.
Registration Statement on Form 10-12B
Filed November 1, 2019
File No. 001-39029

Ms. Krebs:

We are writing on behalf of MediaCo Holding Inc. (the “Company”) in response to comments from the Staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”). We are filing this letter with the Commission simultaneously with the filing of Amendment No. 2 to the Company’s Registration Statement on Form 10 (File No. 001-39029) (the “Form 10”). For the Staff’s convenience, a copy of this letter, along with a marked electronic copy of this Amendment No. 2, is being provided to show the revisions from Amendment No. 1 to the Form 10, which was filed with the Commission on September 30, 2019.

We refer to Comments 2 and 4 in the Staff’s letter to the Company dated September 9, 2019, with respect to the Form 10 filed with the Commission on August 13, 2019. Amendment No. 2 contains additional disclosure addressing those comments.  The Company hereby undertakes that as additional material information regarding the senior secured loan term facility referenced in these comments becomes available, the Company will as soon as practicable thereafter provide such additional information in a subsequent amendment to the Form 10 or in other disclosures to the Commission.

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If you have any questions or require any additional information regarding the foregoing, please do not hesitate to contact me at (215) 963-5061.

Very truly yours,

Morgan, Lewis & Bockius LLP

		By:	/s/ Justin W. Chairman
		Name:	Justin W. Chairman

cc:	Jeffrey Smulyan, Mediaco Holding Inc.
Christopher S. Ronne, Morgan, Lewis & Bockius LLP